Derivative Financial Instruments and Hedging (Derivative instruments fair value hedge assets and liabilities) (Detail) - JPY (¥) ¥ in Millions	Sep. 30, 2021	Mar. 31, 2021
Investment in Securities [Member]
Carrying amount	¥ 370,882	¥ 314,248
The cumulative amount of fair value hedging adjustments included in the carrying amount	6,491	12,764
Carrying amount	0	0
The cumulative amount of fair value hedging adjustments included in the carrying amount	0	0
Installment Loans [Member]
Carrying amount	17,688	17,942
The cumulative amount of fair value hedging adjustments included in the carrying amount	21	43
Carrying amount	0	0
The cumulative amount of fair value hedging adjustments included in the carrying amount	¥ 0	¥ 0